Comprehensive Income (Loss)	6 Months Ended
Oct. 31, 2015
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)

13. Comprehensive Income (Loss)

Comprehensive income (loss) is the change in equity of a business enterprise from non-stockholder transactions impacting stockholders’ deficit that are not included in the statement of operations and are reported as a separate component of stockholders’ deficit. Other comprehensive income (loss) includes the change in foreign currency translation adjustments, changes in defined benefit plan obligations, and unrealized gain (loss) on derivative instruments.

We report accumulated other comprehensive income (loss) as a separate line item in the stockholders’ deficit section of our Condensed Consolidated Balance Sheets. We report the components of comprehensive income (loss) on our Condensed Consolidated Statements of Comprehensive Income (Loss).

Total accumulated other comprehensive income (loss) and its components were as follows for the periods indicated:

	Foreign	Funded Status	Derivative	Accumulated
	Currency	of Defined	Instruments	Other
	Translation	Benefit	Unrealized	Comprehensive
(in millions)	Adjustment	Pension Plan(1)	Gain (Loss)(2)	Income (Loss)
Balance, April 30, 2015	$(211.5)	$(16.3)	$(12.8)	$(240.6)
Other comprehensive income (loss)	(62.4)	0.2	0.6	(61.6)
Balance, October 31, 2015	$(273.9)	$(16.1)	$(12.2)	$(302.2)

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(1)Funded status of defined benefit pension plan is presented net of tax benefit of $4.6 million and $4.6 million as of October 31, 2015 and April 30, 2015, respectively.

(2)Derivative instruments unrealized gain (loss) is presented net of tax benefit of $7.6 million and $8.0 million as of October 31, 2015 and April 30, 2015, respectively.

The components of other comprehensive income (loss), including amounts reclassified out of accumulated other comprehensive income (loss), were as follows for the periods indicated:

(in millions)		Income Tax
Three Months Ended	Before-Tax	(Expense) Benefit	Net-of-Tax
October 31, 2015
Foreign currency translation adjustment	$2.4	$-	$2.4
Change in funded status of defined benefit plans	-	-	-
Derivative instruments unrealized loss	(2.9)	1.0	(1.9)
Reclassification adjustments:
Amortization of derivative instruments unrealized loss	3.0	(1.1)	1.9
Other comprehensive income (loss)	$2.5	$(0.1)	$2.4

October 31, 2014
Foreign currency translation adjustment	$(80.0)	$-	$(80.0)
Change in funded status of defined benefit plans	0.6	-	0.6
Derivative instruments unrealized loss	(4.1)	1.6	(2.5)
Other comprehensive income (loss)	$(83.5)	$1.6	$(81.9)

(in millions)		Income Tax
Six Months Ended	Before-Tax	(Expense) Benefit	Net-of-Tax
October 31, 2015
Foreign currency translation adjustment	$(62.4)	$-	$(62.4)
Change in funded status of defined benefit plans	0.2	-	0.2
Derivative instruments unrealized gain (loss)	(4.9)	1.9	(3.0)
Reclassification adjustments:
Amortization of derivative instruments unrealized loss	5.9	(2.3)	3.6
Other comprehensive income (loss)	$(61.2)	$(0.4)	$(61.6)

October 31, 2014
Foreign currency translation adjustment	$(137.3)	$-	$(137.3)
Change in funded status of defined benefit plans	1.6	(0.1)	1.5
Derivative instruments unrealized gain (loss)	(4.9)	1.9	(3.0)
Other comprehensive income (loss)	$(140.6)	$1.8	$(138.8)